3. Acquisitions	9 Months Ended
Sep. 30, 2015
Business Combinations [Abstract]
Acquisitions

Acquisition of Powerdyne Regional Center

In March 2015, the Company purchased 100% of the membership interests in Powerdyne to expand its business scope to real estate development and has plans to raise funding for real estate development projects through an EB-5 Regional Center, a vehicle designated by the U.S. Citizen and Immigration Service as eligible to receive immigrant investor capital to promote economic growth, improve regional productivity, create jobs, and increase domestic capital investment.

The purchase price was $250,000, $175,000 of which has been paid as of September 30, 2015. $150,000 of this was contributed by our former CEO Lei Pei. We paid an additional $25,000 on October 1, 2015 and the remaining installments of $25,000 each are due on January 1, 2016 and April 1, 2016 (collectively “Installment Payments”).

As collateral for the timely payment of the Installment Payments, the Company pledged and granted a security interest in the acquired membership interest of Powerdyne to the seller, until such time all Installment Payments have been made.

The purchase of Powerdyne is considered an asset purchase for accounting purposes based on the guidance of ASC 805 - Business Combinations, as Powerdyne does not have features of a business nor does it have any operations. Through the Powerdyne acquisition, the Company acquired the right to issue licenses to projects such that the projects will benefit from its regional center approved status.

The Company has included the capitalized amount in “Other Assets” in the accompanying consolidated balance sheet as of September 30, 2015.

Sky Rover Stock Purchase

On September 19, 2014, the Company entered into a Stock Purchase Agreement (the “Sky Rover SPA”) with Sky Rover Holdings, Ltd., a newly formed corporation formed under the laws of the Republic of Seychelles (“Sky Rover”). At closing, Sky Rover was to acquire 30,400,000 shares (the “Shares”) of the Company’s common stock which was to equal approximately 80% of the then outstanding shares of common stock of the Company. In consideration of the Shares, Sky Rover was to pay to the Company a total $400,000.

On February 17, 2015, the Company amended the terms of the Sky Rover SPA (the “Amended SPA”). According to the terms of the Amended SPA, the Parties amended the original Sky Rover SPA whereby Sky Rover agreed to deposit 4,000,000 EGD into the EGD subsidiary.

On April 17, 2015, the Company and Sky Rover completed the closing of the Sky Rover SPA (the “Closing”). As a result, Sky Rover’s designees received 33,240,000 shares of the Company’s common stock of which 3,371,351 were newly issued and 29,868,649 were conveyed by certain affiliated and unaffiliated existing shareholders to complete the transaction. Prior to the closing, Sky Rover advanced $539,885, consisting of the $400,000 purchase price and $139,885 towards reimbursement of certain corporate costs.

The acquisition of the EGD is considered an asset purchase for accounting purposes based on the guidance of ASC 805 - Business Combinations, as the EGD does not have features of a business nor does it have any operations. As previously noted, the Company had filed a No-Action Letter with the SEC to obtain clarification that the SEC will not recommend enforcement action against the Company and its related subsidiaries regarding the Company's use of the EGD. Despite several inquiries made by the Company, we did not receive any substantive response from the SEC. Without clear guidance from the SEC, the Company determined that it could not sell the EGD in the United States or otherwise use the EGD in any way including the reward program it had contemplated. As a result, on October 9, 2015, we withdrew the No-Action Letter from consideration by the SEC. Lack of guidance from the SEC, coupled with the difficulty in securing financial reporting conclusions associated with the EGD, has led management to elect to, in effect, rescind the previous contribution of EGD and to focus on the acquisition of GX-Life Global. See Note 1. As a result, the Company has recorded the value of the EGD as of the date of acquisition at $0.